LONG-TERM DEBT - Outstanding Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Less deferred financing costs, net of accumulated amortization	$ (12,348)	$ (12,856)	$ (9,692)
Total debt	343,582	368,337	321,046
Less current maturities	(2,139)	(374)	(798)
Total long-term debt	341,443	367,963	320,248
Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt, gross	353,648	380,619
Senior Notes | 7.875% notes, due 2021
Debt Instrument [Line Items]
Long-term debt, gross			173,613
Credit facility
Debt Instrument [Line Items]
Long-term debt, gross			155,739
Notes Payable, other Payables | Acquisitions Debt
Debt Instrument [Line Items]
Long-term debt, gross			92
Insurance and vehicle financing
Debt Instrument [Line Items]
Long-term debt, gross	$ 2,282	$ 574	$ 1,294